Derivative Financial Instruments and Hedging Activities (Narrative) (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 30, 2013 USD ($)	Jan. 02, 2016 USD ($) bank	Apr. 30, 2013 USD ($)
Derivatives, Fair Value [Line Items]
After tax net unrealized gain on foreign currency forward contracts			$ 7,000,000
Unrealized gains expected to be reclassed to earnings over the next 12 months			$ 7,000,000
Number of applicable banks and financial institutions that contain netting provisions | bank			4
Senior Notes [Member] | 2023 Senior Notes [Member]
Derivatives, Fair Value [Line Items]
Face amount of debt		$ 900,000,000		$ 900,000,000
Senior Notes [Member] | 2043 Senior Notes [Member]
Derivatives, Fair Value [Line Items]
Face amount of debt		700,000,000		$ 700,000,000
Senior Notes [Member] | 2016 Senior Notes [Member]
Derivatives, Fair Value [Line Items]
Gross notional amount of derivative			$ 500,000,000
Face amount of debt			500,000,000
Proceeds from termination of interest rate swap	$ 24,000,000
Net average interest rate	1.30%
Foreign currency forward contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gross notional amount of derivative			$ 214,000,000
Foreign currency forward contracts [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Cash flow hedge period			24 months
Gross notional amount of derivative			$ 1,000,000,000
Treasury Lock [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Gain recognized in other comprehensive income		$ 3,000,000